Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Parenthetical) (Detail) - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
European Generics Business [member]
Disclosure of operating segments [line items]
Gain from divestiture of business	€ 510
Sanofi Pasteur MSD [member]
Disclosure of operating segments [line items]
Other costs of Divestment in Associates and Joint Ventures		€ 52
Alnylam Pharmaceuticals, Inc [member]
Disclosure of operating segments [line items]
Impairment loss		€ 457